Offsets	Oct. 27, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-299144
Initial Filing Date	Sep. 25, 2026
Fee Offset Claimed	$ 2,066.25
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 12,043,750.00
Explanation for Claimed Amount	2,066.25
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	RegenLab USA, Inc
Form or Filing Type	S-1
File Number	333-299144
Filing Date	Sep. 25, 2026
Fee Paid with Fee Offset Source	$ 4,943.12